Pension and other post-retirement benefits (Tables)	6 Months Ended
Jun. 30, 2013
Components of total pension costs
Components of total pension costs

in	2Q13	1Q13	2Q12	6M13	6M12
Total pension costs (CHF million)
Service costs on benefit obligation	94	94	95	188	190
Interest costs on benefit obligation	108	109	128	217	256
Expected return on plan assets	(184)	(184)	(196)	(368)	(390)
Amortization of recognized prior service cost/(credit)	(23)	(23)	(13)	(46)	(27)
Amortization of recognized actuarial losses	87	86	58	173	115
Net periodic pension costs	82	82	72	164	144
Settlement losses/(gains)	1	0	0	1	0
Curtailment losses/(gains)	(17)	(11)	(4)	(28)	(19)
Special termination benefits	4	8	0	12	6
Total pension costs	70	79	68	149	131